Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital Line Items
Disclosure of stock options activities [Table Text Block]
	Year ended December 31,
	2021		2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding - beginning of period	2,295,200	$7.51	2,406,600	$7.68
Granted	-	-	25,000	3.90
Expired	(359,900)	9.22	(136,400)	9.84
Outstanding - end of period	1,935,300	$7.19	2,295,200	$7.51

Disclosure of stock options outstanding and exercisable [Table Text Block]
Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
3.90 to 5.50	204,200	204,200	$5.12	1.44
5.51 to 7.00	589,400	589,400	6.53	0.68
7.01 to 8.70	966,700	896,800	7.68	1.79
8.71 to 10.57	175,000	175,000	9.21	1.38
	1,935,300	1,865,400	$7.19	1.38

Disclosure of fair value of options granted using black-scholes option pricing model [Table Text Block]
	Year ended December 31,
	2021	2020
Risk-free interest rate	-	0.33%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	-	71.88%
Expected life in years	-	5.00
Weighted average fair value of each option	-	$2.27

Disclosure of bonus shares [Table Text Block]
	Year ended December 31,
	2021		2020
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding - beginning of period	270,000	364,000	270,000	364,000
Outstanding - end of period	270,000	364,000	270,000	364,000

Restricted Share Unit (RSU) [Member]
Disclosure Of Classes Of Share Capital Line Items
Disclosure of stock options activities [Table Text Block]
	Year ended December 31,
	2021	2020
Outstanding - beginning of period	1,151,035	464,886
Granted	505,726	918,252
Vested	(154,265)	(221,979)
Forfeited	-	(10,099)
Rounding due to share consolidation	-	(25)
Outstanding - end of period	1,502,496	1,151,035

Warrants [Member]
Disclosure Of Classes Of Share Capital Line Items
Disclosure of stock options activities [Table Text Block]
	Year ended December 31,
	2021		2020
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding - beginning of period	3,137,918	$8.04	3,137,918	$8.04
Expired	(2,392,611)	8.56	-	-
Outstanding - end of period	745,307	$6.38	3,137,918	$8.04